AMERICAN AADVANTAGE FUNDS
AMR Class

Supplement Dated July 1, 2004 to the March 1, 2004 Prospectus as Supplemented on June 30, 2004

The following paragraph is hereby added after the table under the section titled The Manager on page 37:

     The Mid-Cap Value and Treasury Inflation Protected Securities Funds began operations on June 30, 2004. The combined management fees for the Manager and the sub-advisers to the Mid-Cap Value Fund, as a percentage of net assets, are 0.725% on the first $50 million, 0.625% on the next $50 million, 0.550% on the next $200 million, and 0.500% on assets over $300 million. The combined management fees for the Manager and the sub-advisers to the Treasury Inflation Protected Securities Fund, as a percentage of net assets, are 0.220% on the first $50 million, 0.210% on the next $50 million, 0.175% on the next $400 million, and 0.150% on assets over $500 million.


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AMERICAN AADVANTAGE FUNDS
Institutional Class

Supplement Dated July 1, 2004 to the March 1, 2004 Prospectus as Supplemented on June 30, 2004

The following paragraph is hereby added after the table under the section titled The Manager on page 43:

     The Mid-Cap Value and Treasury Inflation Protected Securities Funds began operations on June 30, 2004. The combined management fees for the Manager and the sub-advisers to the Mid-Cap Value Fund, as a percentage of net assets, are 0.725% on the first $50 million, 0.625% on the next $50 million, 0.550% on the next $200 million, and 0.500% on assets over $300 million. The combined management fees for the Manager and the sub-advisers to the Treasury Inflation Protected Securities Fund, as a percentage of net assets, are 0.220% on the first $50 million, 0.210% on the next $50 million, 0.175% on the next $400 million, and 0.150% on assets over $500 million.